Investment in affiliates and available-for-sale securities - AFS Securities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Schedule Of Equity Method Investments [Line Items]
Investment in available-for-sale-securities	$ 153		$ 153		$ 189
Unrealized loss			$ 36
Unrealized gain	$ 5	$ 19		$ 1